Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information

NOTE 4. SEGMENT INFORMATION

Our segments are strategic business units that offer products and services to different customer segments over various technology platforms and/or in different geographies that are managed accordingly. We analyze our segments based on Segment Contribution, which consists of operating income, excluding acquisition-related costs and other significant items (as discussed below), and equity in net income (loss) of affiliates for investments managed within each segment. We have four reportable segments: (1) Consumer Mobility, (2) Business Solutions, (3) Entertainment Group and (4) International.

We also evaluate segment performance based on EBITDA and/or EBITDA margin, which is defined as Segment Contribution excluding equity in net income (loss) of affiliates and depreciation and amortization. We believe EBITDA to be a relevant and useful measurement to our investors as it is part of our internal management reporting and planning processes and it is an important metric that management uses to evaluate segment operating performance. EBITDA does not give effect to cash used for debt service requirements and thus does not reflect available funds for distributions, reinvestment or other discretionary uses. EBITDA margin is EBITDA divided by total revenues.

To most effectively implement our strategies for 2018, effective January 1, 2018, we retrospectively changed our reportable segments to reflect the realignment of certain responsibilities and operations within our segments. The most significant of these changes is to report individual wireless accounts with employer discounts in our Consumer Mobility segment, instead of our Business Solutions segment.

The Consumer Mobility segment provides nationwide wireless service to consumers and wholesale and resale wireless subscribers located in the United States or in U.S. territories. We utilize our network to provide voice and data services, including high-speed internet over wireless devices.

The Business Solutions segment provides services to business customers, including multinational companies and governmental and wholesale customers. We provide advanced IP-based services including Virtual Private Networks (VPN); Ethernet-related products; FlexWare, a service that relies on Software Defined Networking (SDN) and Network Functions Virtualization (NFV) to provide application-based routing, and broadband, collectively referred to as fixed strategic services; as well as traditional data and voice products. We utilize our wireless and wired networks to provide a complete communications solution to our business customers.

The Entertainment Group segment provides video, internet, voice communication, and interactive and targeted advertising services to customers located in the United States or in U.S. territories. We utilize our IP-based and copper wired network and our satellite technology.

The International segment provides entertainment services in Latin America and wireless services in Mexico. Video entertainment services are provided to primarily residential customers using satellite technology. We utilize our regional and national networks in Mexico to provide consumer and business customers with wireless data and voice communication services. Our international subsidiaries conduct business in their local currency, and operating results are converted to U.S. dollars using official exchange rates (operations in countries with highly inflationary economies consider the U.S. dollar as the functional currency).

In reconciling items to consolidated operating income and income before income taxes, Corporate and Other includes: (1) operations that are not considered reportable segments and that are no longer integral to our operations or which we no longer actively market, and (2) impacts of corporate-wide decisions for which the individual segments are not being evaluated, including interest costs and expected return on plan assets for our pension and postretirement benefit plans.

Certain operating items are not allocated to our business segments, and those include:

  Acquisition-related items which consists of (1) items associated with the merger and integration of acquired businesses and (2) the noncash amortization of intangible assets acquired in acquisitions.
  Certain significant items which consists of (1) noncash actuarial gains and losses from pension and other postretirement benefits, (2) employee separation charges associated with voluntary and/or strategic offers, (3) losses resulting from abandonment or impairment of assets and (4) other items for which the segments are not being evaluated.

Interest expense and other income (expense) – net, are managed only on a total company basis and are, accordingly, reflected only in consolidated results.

Our operating assets are utilized by multiple segments and consist of our wireless and wired networks as well as our satellite fleet. Our domestic communications business strategies reflect bundled product offerings that increasingly cut across product lines and utilize our asset base. Therefore, asset information and capital expenditures by segment are not presented. Depreciation is allocated based on asset utilization by segment.

For the year ended December 31, 2017
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Consumer Mobility	$61,528	$36,867	$24,661	$6,903	$17,758	$-	$17,758
Business Solutions	38,855	24,496	14,359	5,901	8,458	(1)	8,457
Entertainment Group	50,614	39,440	11,174	5,625	5,549	(30)	5,519
International	8,269	7,404	865	1,218	(353)	87	(266)
Segment Total	159,266	108,207	51,059	19,647	31,412	$56	$31,468
Corporate and Other	1,523	3,304	(1,781)	99	(1,880)
Acquisition-related items	-	798	(798)	4,608	(5,406)
Certain significant items	(243)	3,880	(4,123)	33	(4,156)
AT&T Inc.	$160,546	$116,189	$44,357	$24,387	$19,970

For the year ended December 31, 2016
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Consumer Mobility	$62,776	$37,644	$25,132	$7,204	$17,928	$-	$17,928
Business Solutions	40,796	25,877	14,919	6,308	8,611	-	8,611
Entertainment Group	51,199	39,349	11,850	5,865	5,985	9	5,994
International	7,283	6,830	453	1,166	(713)	52	(661)
Segment Total	162,054	109,700	52,354	20,543	31,811	$61	$31,872
Corporate and Other	1,755	3,458	(1,703)	98	(1,801)
Acquisition-related items	-	1,203	(1,203)	5,177	(6,380)
Certain significant items	(23)	35	(58)	29	(87)
AT&T Inc.	$163,786	$114,396	$49,390	$25,847	$23,543

For the year ended December 31, 2015
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Consumer Mobility	$63,981	$39,752	$24,229	$7,346	$16,883	$-	$16,883
Business Solutions	41,663	26,286	15,377	6,241	9,136	-	9,136
Entertainment Group	35,177	28,355	6,822	4,948	1,874	(4)	1,870
International	4,102	3,930	172	655	(483)	(5)	(488)
Segment Total	144,923	98,323	46,600	19,190	27,410	$(9)	$27,401
Corporate and Other	1,963	3,703	(1,740)	114	(1,854)
Acquisition-related items	(85)	1,987	(2,072)	2,712	(4,784)
Certain significant items	-	410	(410)	-	(410)
AT&T Inc.	$146,801	$104,423	$42,378	$22,016	$20,362

The following table is a reconciliation of operating income (loss) to "Income Before Income Taxes" reported in our consolidated statements of income:

	2017	2016	2015
Consumer Mobility	$17,758	$17,928	$16,883
Business Solutions	8,457	8,611	9,136
Entertainment Group	5,519	5,994	1,870
International	(266)	(661)	(488)
Segment Contribution	31,468	31,872	27,401
Reconciling Items:
Corporate and Other	(1,880)	(1,801)	(1,854)
Merger and integration charges	(798)	(1,203)	(2,072)
Amortization of intangibles acquired	(4,608)	(5,177)	(2,712)
Employee separation costs	(445)	(344)	(375)
Tax reform special bonus	(220)	-	-
Gain on wireless spectrum transactions	181	714	-
Natural disaster costs and revenue credits	(627)	(67)	-
Asset abandonments and impairments	(3,045)	(390)	(35)
Segment equity in net income (loss) of affiliates	(56)	(61)	9
AT&T Operating Income	19,970	23,543	20,362
Interest expense	6,300	4,910	4,120
Equity in net income (loss) of affiliates	(128)	98	79
Other income (expense) - net	1,597	1,081	4,371
Income Before Income Taxes	$15,139	$19,812	$20,692

The following table sets forth revenues earned from customers, and property, plant and equipment located in different geographic areas.

	2017		2016		2015
	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment
United States	$149,841	$118,200	$154,039	$118,664	$140,234	$118,515
Latin America
Brazil	2,948	1,447	2,797	1,265	1,224	1,384
Other	2,743	1,294	2,348	1,828	1,157	1,530
Mexico	2,913	3,619	2,472	2,520	2,046	2,369
Other	2,101	662	2,130	622	2,140	652
Total	$160,546	$125,222	$163,786	$124,899	$146,801	$124,450